Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of inventories [Line Items]
Total inventories	$ 739.4	$ 497.9
Less: current portion of inventories	(711.6)	(471.6)
Non-current portion of inventories	27.8	26.3
Inventories, at net realisable value	170.0	135.8
Write downs (recoveries)	(31.8)	97.7
Escobal
Disclosure of inventories [Line Items]
Non-current portion of inventories	20.5	19.0
Concentrate inventory
Disclosure of inventories [Line Items]
Total inventories	21.3	31.3
Stockpile ore
Disclosure of inventories [Line Items]
Total inventories	67.2	31.3
Non-current portion of inventories	0.7	0.9
Heap leach inventory and in process
Disclosure of inventories [Line Items]
Total inventories	338.6	258.8
Non-current portion of inventories	70.1	53.9
Doré and finished inventory
Disclosure of inventories [Line Items]
Total inventories	121.1	86.8
Materials and supplies
Disclosure of inventories [Line Items]
Total inventories	$ 191.2	$ 89.7